Taxation (Details) $ in Millions, $ in Millions					6 Months Ended
		Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Jan. 01, 2008	Jun. 30, 2026 USD ($)	Jun. 30, 2025
Taxation [Line Items]
Percentage of statutory income tax rate	[1]				25.00%	25.00%
Percentage of current tax rate					16.50%
Corporate income tax rate
Maximum [Member]
Taxation [Line Items]
Profits earned amount (in Dollars)					$ 5
Business tax percentage					7.25%
Minimum [Member]
Taxation [Line Items]
Profits earned amount (in Dollars)					$ 5
Business tax percentage					6.50%
New York [Member]
Taxation [Line Items]
Percentage of statutory income tax rate					21.00%
Hong Kong [Member]
Taxation [Line Items]
Profits earned amount (in Dollars)		$ 2.0	$ 2.0
Percentage of current tax rate					8.25%
Percentage of tax rate					16.50%
China [Member]
Taxation [Line Items]
Percentage of statutory income tax rate				25.00%
Singapore [Member]
Taxation [Line Items]
Corporate income tax rate					17.00%
Colorado [Member]
Taxation [Line Items]
Corporate income tax rate					4.40%
State sales tax rate					2.90%

[1]	The Company is incorporated in the Cayman Islands, where the statutory income tax rate is 0%. However, the Group has its most significant operations and substantially all of the Group's pre-tax loss is attributable to its PRC operations . The Group has determined the PRC to be its principal tax jurisdiction and uses the PRC statutory income tax rate of 25% as the starting point in the rate reconciliation, as the Group believes this provides the most meaningful presentation of the factors affecting its consolidated effective tax rate.